Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	2,241,133
Proposed Maximum Offering Price per Unit	16.85
Maximum Aggregate Offering Price	$ 37,763,091.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,215.09
Offering Note	The offering reflects the number of ordinary shares that the selling shareholders may offer for resale from time to time pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional number of ordinary shares issuable upon stock splits, stock dividends, dividends or other distribution, recapitalization or similar events with respect to the ordinary shares being registered pursuant to this registration statement. The aggregate offering price is calculated in accordance with Rule 457(c) under the Securities Act of 1933 based on a per share price of $16.85, the average of the high and low reported sales prices of the registrant's ordinary shares on the New York Stock Exchange on August 6, 2026.